Note 4(a) - Advances for Vessels Acquisitions/ Under Construction - Advances for Vessels Acquisitions Under Construction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance		$ 25,098
Additions		72,495
Transferred to Vessels		(97,593)
— Advances paid	5,995
—Capitalized expenses	762
Balance	$ 6,757